Financial Risk Management - Liquidity Risk (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management
Cash and cash equivalents	$ 46,193,173	$ 32,586,352	$ 51,130,992	$ 25,828,215
Debt	104,214,190	89,814,233
Lease liabilities	5,386,639	7,291,550
Trade and other liabilities	22,673,650	23,040,539
Interest on debt	87,337,251	73,358,623
Interest on lease liabilities	1,711,650	2,778,258
Less Than 12 Months
Financial Risk Management
Debt	4,579,474	10,000,000
Lease liabilities	1,242,957	1,280,932
Trade and other liabilities	18,410,499	20,436,012
Interest on debt	5,428,409	4,116,602
Interest on lease liabilities	462,912	598,223
12-36 Months
Financial Risk Management
Debt	11,478,669	9,877,773
Lease liabilities	2,387,918	2,551,747
Trade and other liabilities	84,453
Interest on debt	12,561,501	9,358,169
Interest on lease liabilities	618,152	942,270
36-60 Months
Financial Risk Management
Debt	10,000,000	4,500,000
Lease liabilities	865,556	1,660,370
Trade and other liabilities	32,503
Interest on debt	10,787,915	7,967,272
Interest on lease liabilities	378,067	607,096
Thereafter
Financial Risk Management
Debt	78,156,047	65,436,460
Lease liabilities	890,208	1,798,501
Trade and other liabilities	4,146,195	2,604,527
Interest on debt	58,559,426	51,916,580
Interest on lease liabilities	$ 252,519	$ 630,669